Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Common Shares
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Paid-in Capital
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash	9,500,000	52,792,716	56,630,606
Issuance of common shares related to exercise of warrants	10,000,000
Treasury Stock at Cost
Issuance of common shares related to stock plans	178,081	212,349	261,580
Issuance of common shares for cash		52,792,716	56,630,606